N-2	Sep. 02, 2026 USD ($)
Cover [Abstract]
Entity Central Index Key	0001372807
Amendment Flag	false
Securities Act File Number	814-00735
Document Type	8-K
Entity Registrant Name	BCP Investment Corporation
Entity Address, Address Line One	650 Madison Avenue
Entity Address, Address Line Two	3rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	891-2880
Entity Emerging Growth Company	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]
Additional Notes Offering
On September 2, 2026, BCP Investment Corporation (the “Company”) entered into a note purchase agreement (the “Note Purchase Agreement”), by and among the Company and each purchaser named therein (the “Purchasers”), in connection with the issuance and sale of $10,000,000 in aggregate principal amount of additional 7.50% notes due 2029 (the “New Notes”), pursuant to an effective shelf registration statement on Form
N-2
(File
No. 333-283443),
as amended, which was declared effective on February 10, 2025. The New Notes are being issued as additional notes under the same indenture pursuant to which the Company previously issued $50,000,000 aggregate principal amount of 7.50% Notes due 2029 on March 24, 2026 (the ”Existing Notes” and, together with the New Notes, the “Notes”). The New Notes will be consolidated with and treated as a single series with the Existing Notes and will have the same terms as to status, redemption and otherwise (other than issue date) as the Existing Notes. The Company intends to use the net proceeds of the offering to repay an aggregate principal amount of $10.0 million of the LRFC 5.25% fixed rate notes due 2026 and to pay down other indebtedness.
The New Notes are being issued under the Base Indenture, dated as of October 10, 2012, between the Company and U.S. Bank Trust Company, National Association (the “Trustee”), as supplemented by the Sixth Supplemental Indenture, dated as of March 24, 2026 (together, the “Indenture”), pursuant to which the Existing Notes were previously issued.
The Notes will mature on September 24, 2029. The Notes may be redeemed in whole or in part at the Company’s option at any time or from time to time prior to April 24, 2029 at par value plus a “make-whole” premium calculated in accordance with the terms under “optional redemption” in the Indenture and at par value on April 24, 2029 or thereafter.
The Notes bear interest at the rate of 7.50% per year, payable semi-annually on April 30 and October 30 of each year, commencing on April 30, 2026. The Notes are general unsecured obligations of the Company that rank senior in right of payment to all of the Company’s existing and future indebtedness that is expressly subordinated in right of payment to the Notes, rank pari passu
with all existing and future unsecured unsubordinated indebtedness issued by the Company, rank effectively junior to any of the Company’s secured indebtedness (including unsecured indebtedness that the Company later secures) to the extent of the value of the assets securing such indebtedness, and rank structurally junior to all existing and future indebtedness (including trade payables) incurred by the Company’s subsidiaries, financing vehicles or similar facilities.
The Indenture contains certain covenants, including covenants requiring the Company to comply with the asset coverage requirements of Sections 18(a)(1)(A) and 18(a)(1)(B) as modified by Section 61(a)(2) of the Investment Company Act of 1940, as amended, whether or not it is subject to those requirements, and to provide financial information to the holders of the Notes and the Trustee if the Company is no longer subject to the reporting requirements under the Securities Exchange Act of 1934, as amended. Additionally, the Company has agreed to use its commercially reasonable efforts to maintain a rating of the Notes from a rating agency, as defined in the Indenture, as long as the Notes are outstanding. These covenants are subject to important limitations and exceptions that are described in the Indenture.
The foregoing description of the New Notes does not purport to be complete and is qualified in its entirety by reference to the full text of the Note Purchase Agreement and Indenture, filed as exhibits hereto and incorporated by reference herein.

Long Term Debt, Title [Text Block]	7.50% notes due 2029
Long Term Debt, Principal	$ 10,000,000
Long Term Debt, Dividends and Covenants [Text Block]	The Indenture contains certain covenants, including covenants requiring the Company to comply with the asset coverage requirements of Sections 18(a)(1)(A) and 18(a)(1)(B) as modified by Section 61(a)(2) of the Investment Company Act of 1940, as amended, whether or not it is subject to those requirements, and to provide financial information to the holders of the Notes and the Trustee if the Company is no longer subject to the reporting requirements under the Securities Exchange Act of 1934, as amended. Additionally, the Company has agreed to use its commercially reasonable efforts to maintain a rating of the Notes from a rating agency, as defined in the Indenture, as long as the Notes are outstanding. These covenants are subject to important limitations and exceptions that are described in the Indenture.